                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 06/30/03
                        -----------

Date of reporting period: 06/30/03
                         -----------

Item 1. Report to Shareholders


       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--June 1993 through June 2003)
(LINE GRAPH)

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
6/93                                                                       21.33                              20.75
                                                                           21.95                              20.88
                                                                           21.29                              20.38
                                                                           20.12                              18.00
6/94                                                                       19.06                              18.13
                                                                           18.79                              17.13
                                                                           18.59                              16.75
                                                                           19.30                              18.25
6/95                                                                       20.41                              19.13
                                                                           20.57                              19.00
                                                                           21.27                              19.63
                                                                           20.23                              19.38
6/96                                                                       19.97                              18.13
                                                                           19.95                              18.75
                                                                           20.34                              18.75
                                                                           19.78                              18.63
6/97                                                                       20.26                              19.25
                                                                           20.72                              19.81
                                                                           20.91                              20.81
                                                                           20.92                              20.38
6/98                                                                       21.16                              19.69
                                                                           21.35                              19.81
                                                                           21.09                              20.06
                                                                           20.40                              19.25
6/99                                                                       19.59                              17.88
                                                                           19.31                              16.38
                                                                           18.98                              15.69
                                                                           18.98                              16.06
6/00                                                                       18.70                              16.75
                                                                           18.92                              17.06
                                                                           19.29                              17.44
                                                                           19.57                              18.50
6/01                                                                       19.41                              19.15
                                                                           19.70                              19.60
                                                                           19.71                              19.27
                                                                           19.08                              18.00
6/02                                                                       18.84                              18.50
                                                                           18.68                              18.50
                                                                           18.98                              18.45
                                                                           19.14                              18.61
6/03                                                                       19.78                              19.57

The solid line above represents the fund's net asset value (NAV), which indicates overall changes in value among the fund's underlying securities. The fund's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

----------------------------------------
AVERAGE ANNUAL                    MARKET
TOTAL RETURNS                     PRICE

10-year                            7.24%

5-year                             7.36

1-year                            12.67
----------------------------------------

Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and fund shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Total return assumes an investment at the common share market price at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period. Distribution rate is as a percent of closing common share market price, and represents the annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Lehman Brothers BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen Bond Fund is managed by the Adviser's Taxable Fixed Income team. Members of the team include David S. Horowitz, Executive Director, and Gordon W. Loery, Executive Director.(1) The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. As in the broader fixed-income markets, the corporate-bond sector was highly volatile during the reporting period. Geopolitical concerns around the war in Iraq and terrorism contributed to volatility, though the tension in the market was somewhat eased by the end of the initial combat phase of the war.

       Ongoing concerns about the strength of the U.S. economy caused the Federal Reserve Bank (the Fed) to cut interest rates several times over the period, taking Treasury yields to 45-year lows.

       The corporate sector was among the best-performing areas of the bond market from October through the end of the period, with lower-quality securities performing especially strongly in the 2003 rally.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.      --  The fund returned 12.67 percent for the 12 months ended June 30,
            2003, based on common share market price.

        -- By comparison, the fund's benchmark, the Lehman Brothers BBB Corporate Bond Index, returned 18.33 percent.

        -- The fund's quarterly dividend of $0.290 translated to a distribution rate of 5.93 percent, based on the fund's common share market price as of June 30, 2003.

       See Performance Summary for additional information and index definitions.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A.      --  In light of recent business difficulties in the technology and utilities sectors, we chose to underweight these sectors relative to the benchmark. During the rally, which rewarded lower-quality companies, these were two of the best-performing sectors. Therefore, the fund did not benefit as it might have, had it held a larger weighting. As of the end of the period, however, our outlook and

(1)Team members may change at any time without notice.

            therefore, the fund's positions in these sectors, remain basically unchanged.

        -- The fund's lower interest-rate sensitivity caused it to lag when interest rates declined.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A.      --  We shifted assets from Treasuries into corporate securities, giving the portfolio greater exposure to the strong performance of corporate bonds.

        -- The portfolio's overweight positions (versus the benchmark index) in the financial, media and transportation sectors achieved solid, double-digit performance during the reporting period.

        -- Our analysis indicated that the consumer-nondurable and food/ tobacco sectors were fully priced, which led us to significantly underweight the sectors versus the benchmark. This strategy added to performance as these sectors underperformed for the period.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING KEY
       THEMES.

A. Our expectations for the economy centered on an anticipated return to positive growth in the relatively near term. This led us to keep the portfolio's duration shorter than that of its benchmark in order to avoid unwanted volatility. In a similar vein, we positioned assets in lower investment-grade paper--paper believed to offer more value and wider yield spreads in today's market. We also attempted to keep the portfolio well-diversified across sectors and individual names to give it broader exposure to opportunities as well as to help minimize overall risk.

TOP 5 SECTORS AS OF 6/30/03                 RATING ALLOCATIONS AS OF 6/30/03
Captive Finance               10.7%         AAA/Aaa                          2.8%
Life Insurance                 8.7          AA/Aa                            4.8
Electric                       6.0          A/A                             29.7
Media-NonCable                 5.1          BBB/Baa                         57.3
Health care                    4.9          BB/Ba                            4.9
                                            B/B                              0.5

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. We believe there are several factors that indicate rising interest rates are more likely than falling rates over the near term. First, the economy's underlying strength appears to remain fundamentally sound. Second, Treasury yields ended the period at multi-decade lows that appear to be unsustainable. Lastly, both fiscal and monetary policy remain geared to spurring near-term economic growth.

       That said, it is still difficult to predict with certainty where interest rates are headed. We will continue to monitor the economy and markets closely for potential opportunities.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by Calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          CORPORATE BONDS  96.6%
          AEROSPACE & DEFENSE  2.0%
$  165    Boeing Co. ..................................... 6.625%   02/15/38   $    181,375
   510    Goodrich Corp. ................................. 7.625    12/15/12        582,750
   175    Lockheed Martin Corp. .......................... 7.750    05/01/26        218,988
 1,820    Lockheed Martin Corp. .......................... 8.500    12/01/29      2,481,479
   875    Raytheon Co. (a)................................ 8.300    03/01/10      1,076,385
                                                                               ------------
                                                                                  4,540,977
                                                                               ------------
          AIRLINES  0.8%
   544    Continental Airlines, Inc. ..................... 6.545    08/02/20        527,663
   100    Continental Airlines, Inc. ..................... 6.648    03/15/19         96,730
 1,150    Continental Airlines, Inc. ..................... 6.900    01/02/18      1,117,716
                                                                               ------------
                                                                                  1,742,109
                                                                               ------------
          AUTOMOTIVE  3.5%
   385    ArvinMeritor, Inc. ............................. 6.625    06/15/07        401,362
   755    ArvinMeritor, Inc. ............................. 8.750    03/01/12        849,375
 1,410    Daimler Chrysler NA Holding..................... 8.500    01/18/31      1,665,665
 4,535    Ford Motor Co. (a).............................. 7.450    07/16/31      4,165,878
   895    General Motors Corp. ........................... 8.375    07/15/33        880,957
                                                                               ------------
                                                                                  7,963,237
                                                                               ------------
          BANKING  4.6%
 2,110    Citigroup, Inc. (a)............................. 5.625    08/27/12      2,328,875
   545    Citigroup, Inc. ................................ 6.000    02/21/12        621,037
    75    Citigroup, Inc. ................................ 6.625    06/15/32         86,967
 3,340    J.P. Morgan Chase & Co. (a)..................... 6.750    02/01/11      3,926,100
   400    MBNA American Bank NA........................... 7.125    11/15/12        469,430
 1,720    MBNA Corp. ..................................... 6.125    03/01/13      1,874,212
   925    Washington Mutual Bank FA (a)................... 5.500    01/15/13      1,010,248
                                                                               ------------
                                                                                 10,316,869
                                                                               ------------

See Notes to Financial Statements                                              5

YOUR FUND'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          BROKERAGE  2.6%
$  185    Goldman Sachs Group, Inc. ...................... 6.125%   02/15/33   $    199,091
 1,670    Goldman Sachs Group, Inc. (a)................... 6.875    01/15/11      1,973,482
 2,000    Lehman Brothers Holdings, Inc. ................. 8.500    05/01/07      2,396,004
   638    World Financial Prop., 144A-- Private Placement
          (b)............................................. 6.910    09/01/13        729,577
   480    World Financial Prop., 144A-- Private Placement
          (b)............................................. 6.950    09/01/13        548,889
                                                                               ------------
                                                                                  5,847,043
                                                                               ------------
          BUILDING MATERIALS  1.1%
   750    Centex Corp. ................................... 7.500    01/15/12        893,013
   515    Masco Corp. .................................... 6.500    08/15/32        573,563
   810    Mohawk Industries, Inc. ........................ 7.200    04/15/12        950,767
                                                                               ------------
                                                                                  2,417,343
                                                                               ------------
          CAPTIVE FINANCE  10.3%
 1,445    Boeing Capital Corp. ........................... 5.800    01/15/13      1,564,554
   570    Boeing Capital Corp. ........................... 6.100    03/01/11        630,114
   265    Boeing Capital Corp. ........................... 6.500    02/15/12        299,348
 2,045    Countrywide Home Loans, Inc. ................... 3.250    05/21/08      2,057,180
 2,790    Ford Motor Credit Co. .......................... 7.250    10/25/11      2,872,779
 1,870    General Electric Capital Corp. (a).............. 6.750    03/15/32      2,194,621
   640    General Motors Acceptance Corp. ................ 4.500    07/15/06        643,501
 1,895    General Motors Acceptance Corp. (a)............. 6.875    09/15/11      1,904,272
 2,910    General Motors Acceptance Corp. ................ 8.000    11/01/31      2,863,070
 2,000    Heller Financial, Inc. ......................... 6.375    03/15/06      2,231,980
 1,555    Household Finance Corp. ........................ 6.750    05/15/11      1,808,746
 1,000    Household Finance Corp. ........................ 7.875    03/01/07      1,179,577
   150    Household Finance Corp. ........................ 8.000    07/15/10        186,339
 2,500    International Lease Finance Corp. .............. 8.375    12/15/04      2,714,137
                                                                               ------------
                                                                                 23,150,218
                                                                               ------------
          CHEMICALS  0.0%
    60    FMC Corp., 144A--Private Placement (b).......... 10.250   11/01/09         67,800
                                                                               ------------

          CONGLOMERATES  2.1%
 1,275    Cooper Industries, Inc. ........................ 5.250    07/01/07      1,382,482
 2,445    Honeywell International, Inc. .................. 6.125    11/01/11      2,790,234
   505    Hutchison Whampoa International Ltd., 144A--
          Private Placement (United Kingdom) (b).......... 6.500    02/13/13        530,954
                                                                               ------------
                                                                                  4,703,670
                                                                               ------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          CONSTRUCTION MACHINERY  0.6%
$1,320    Kennametal, Inc. ............................... 7.200%   06/15/12   $  1,447,557
                                                                               ------------

          CONSUMER PRODUCTS  0.4%
   780    Monsanto Co. ................................... 7.375    08/15/12        931,617
                                                                               ------------

          ELECTRIC  5.8%
   725    Appalachian Power Co. .......................... 5.950    05/15/33        723,028
   625    Cincinnati Gas & Electric Co. .................. 5.700    09/15/12        687,907
   425    Cincinnati Gas & Electric Co., Ser A............ 5.400    06/15/33        410,047
   375    Cincinnati Gas & Electric Co., Ser B............ 5.375    06/15/33        360,459
   820    Columbus Southern Power Co., Ser B, 144A--
          Private Placement (b)........................... 6.600    03/01/33        913,288
   230    Consumers Energy Co., Ser B, 144A--Private
          Placement (b)................................... 5.375    04/15/13        241,929
   790    Consumers Energy Co., Ser E, 144A--Private
          Placement (b)................................... 4.000    05/15/10        788,633
   865    Detroit Edison Co. ............................. 6.125    10/01/10        989,162
   960    Duquesne Light Co. ............................. 6.700    04/15/12      1,107,767
   645    El Paso Energy Partners LP, 144A--Private
          Placement (b)................................... 8.500    06/01/10        693,375
   585    Exelon Corp. ................................... 6.750    05/01/11        678,099
   325    Florida Power & Light........................... 4.850    02/01/13        344,170
 1,323    Niagara Mohawk Power Corp. (a).................. 7.625    10/01/05      1,479,648
   685    Nisource Financial Corp. ....................... 7.625    11/15/05        749,353
   285    Ohio Edison Co., 144A--Private Placement (b).... 5.450    05/01/15        299,123
    65    Ohio Power Co., 144A--Private Placement (b)..... 6.600    02/15/33         72,797
   650    PSEG Energy Holdings, Inc. (a).................. 8.625    02/15/08        699,551
 1,290    PSEG Energy Holdings, Inc. (a).................. 9.125    02/10/04      1,328,935
    65    Wisconsin Electric Power........................ 5.625    05/15/33         67,434
   320    Wisconsin Energy Corp. ......................... 6.200    04/01/33        348,259
                                                                               ------------
                                                                                 12,982,964
                                                                               ------------
          ENVIRONMENTAL SERVICES  1.9%
   830    Republic Services, Inc. ........................ 6.750    08/15/11        963,410
 1,500    Waste Management, Inc. (a)...................... 7.000    10/15/06      1,697,241
   790    Waste Management, Inc. ......................... 7.000    07/15/28        903,474
   550    Waste Management, Inc. ......................... 7.375    08/01/10        660,896
                                                                               ------------
                                                                                  4,225,021
                                                                               ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          FOOD  1.9%
$2,000    ConAgra Foods, Inc. (a)......................... 7.500%   09/15/05   $  2,231,438
   125    Kraft Foods, Inc. .............................. 5.625    11/01/11        136,437
   500    Kraft Foods, Inc. .............................. 6.250    06/01/12        566,573
 1,190    Smithfield Foods, Inc. ......................... 8.000    10/15/09      1,294,125
   105    Smithfield Foods, Inc., 144A-- Private Placement
          (b)............................................. 7.750    05/15/13        113,137
                                                                               ------------
                                                                                  4,341,710
                                                                               ------------
          GAMING  2.7%
 1,730    Harrahs Operating Co., Inc. .................... 8.000    02/01/11      2,088,589
 1,225    MGM Mirage, Inc. ............................... 8.500    09/15/10      1,445,500
   180    Park Place Entertainment Corp. ................. 7.500    09/01/09        198,000
 2,000    Park Place Entertainment Corp. (a).............. 7.950    08/01/03      2,007,500
   300    Station Casinos, Inc. .......................... 8.375    02/15/08        325,500
                                                                               ------------
                                                                                  6,065,089
                                                                               ------------
          HEALTHCARE  4.8%
 3,205    Aetna, Inc. (a)................................. 7.375    03/01/06      3,604,635
   640    AmerisourceBergen Corp. ........................ 8.125    09/01/08        707,200
   800    HCA, Inc. ...................................... 6.300    10/01/12        819,312
 1,275    HCA, Inc. (a)................................... 6.910    06/15/05      1,353,254
   285    HCA, Inc. ...................................... 7.190    11/15/15        300,637
   275    Omnicare, Inc. ................................. 6.125    06/01/13        281,875
 1,945    Tenet Healthcare Corp. (a)...................... 6.875    11/15/31      1,721,325
   750    Tenet Healthcare Corp. ......................... 7.375    02/01/13        727,500
 1,130    UnitedHealth Group, Inc. ....................... 5.200    01/17/07      1,231,674
                                                                               ------------
                                                                                 10,747,412
                                                                               ------------
          HOME CONSTRUCTION  1.3%
   585    D.R. Horton, Inc. .............................. 6.875    05/01/13        618,638
   355    MDC Holdings, Inc. ............................. 7.000    12/01/12        393,553
   735    Pulte Homes, Inc. .............................. 6.375    05/15/33        743,817
 1,025    Pulte Homes, Inc. .............................. 7.875    08/01/11      1,246,527
                                                                               ------------
                                                                                  3,002,535
                                                                               ------------
          INTEGRATED ENERGY  3.5%
 2,215    Conoco, Inc. ................................... 6.950    04/15/29      2,673,738
 1,270    Constellation Energy Group...................... 7.600    04/01/32      1,531,550
    65    Devon Financing Corp. .......................... 6.875    09/30/11         76,370
   675    Devon Financing Corp. .......................... 7.875    09/30/31        859,907
   285    Kerr McGee Corp. ............................... 5.875    09/15/06        311,046
   490    Kerr McGee Corp. ............................... 6.875    09/15/11        568,841

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          INTEGRATED ENERGY (CONTINUED)
$1,015    Marathon Oil Corp. ............................. 6.800%   03/15/32   $  1,152,076
   575    Sempra Energy................................... 6.000    02/01/13        635,128
                                                                               ------------
                                                                                  7,808,656
                                                                               ------------
          LIFE INSURANCE  8.4%
 2,195    Anthem Insurance Cos., Inc., 144A--Private
          Placement (a) (b)............................... 9.125    04/01/10      2,767,522
   855    Cigna Corp. .................................... 6.375    10/15/11        958,895
   125    Hartford Financial Services Group............... 2.375    06/01/06        124,978
 1,805    Hartford Life, Inc. ............................ 7.375    03/01/31      2,144,730
 1,835    Health Net, Inc. ............................... 8.375    04/15/11      2,233,722
 2,050    John Hancock Co., 144A--Private Placement (b)... 7.375    02/15/24      2,425,004
   475    John Hancock Financial Services, Inc. .......... 5.625    12/01/08        528,425
   805    Metlife, Inc., 144A--Private Placement (b)...... 7.450    11/01/23        848,623
   105    Metropolitan Life, Inc. ........................ 6.125    12/01/11        119,885
   585    Nationwide Financial Services, Inc. ............ 6.250    11/15/11        657,472
   635    Nationwide Mutual Insurance Co., 144A--Private
          Placement (b)................................... 7.500    02/15/24        664,025
   440    Nationwide Mutual Insurance Co., 144A--Private
          Placement (b)................................... 8.250    12/01/31        545,567
 1,070    Prudential Holdings, LLC, 144A--Private
          Placement (a) (b)............................... 7.245    12/18/23      1,265,605
 2,840    Prudential Holdings, LLC, 144A--Private
          Placement (a) (b)............................... 8.695    12/18/23      3,605,528
                                                                               ------------
                                                                                 18,889,981
                                                                               ------------
          LODGING  2.7%
 1,055    Hilton Hotels Corp. ............................ 7.625    12/01/12      1,160,500
 1,325    Hyatt Equities LLC, 144A--Private Placement
          (b)............................................. 6.875    06/15/07      1,381,116
   845    Marriott International.......................... 7.000    01/15/08        966,852
   610    Marriott International.......................... 8.125    04/01/05        665,684
   400    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.375    05/01/07        423,000
 1,375    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.875    05/01/12      1,512,500
                                                                               ------------
                                                                                  6,109,652
                                                                               ------------
          MEDIA-CABLE  2.7%
    90    Comcast Cable Communications, Inc. ............. 7.125    06/15/13        105,386
 2,000    Comcast Cable Communications, Inc. (a).......... 8.125    05/01/04      2,099,368
   855    Comcast Cable Communications, Inc. ............. 8.375    05/01/07      1,009,938
   480    Comcast Corp. .................................. 5.300    01/15/14        494,845

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          MEDIA-CABLE (CONTINUED)
$1,250    Cox Communications, Inc. ....................... 7.125%   10/01/12   $  1,495,280
   795    Echostar DBS Corp. ............................. 9.375    02/01/09        851,644
                                                                               ------------
                                                                                  6,056,461
                                                                               ------------
          MEDIA-NONCABLE  4.9%
   990    AOL Time Warner, Inc. .......................... 6.875    05/01/12      1,132,492
   605    AOL Time Warner, Inc. .......................... 7.625    04/15/31        700,857
   250    AOL Time Warner, Inc. .......................... 7.700    05/01/32        292,969
   700    Belo Corp. ..................................... 8.000    11/01/08        848,540
 2,500    Clear Channel Commerce, Inc. (a)................ 7.250    10/15/27      2,862,473
 1,260    Liberty Media Corp. ............................ 5.700    05/15/13      1,283,702
 2,880    News America Holdings, Inc. (a)................. 8.875    04/26/23      3,691,365
   270    Time Warner, Inc. .............................. 6.625    05/15/29        279,450
                                                                               ------------
                                                                                 11,091,848
                                                                               ------------
          METALS  0.5%
   915    Phelps Dodge Corp. (a).......................... 8.750    06/01/11      1,077,369
                                                                               ------------

          NATURAL GAS DISTRIBUTORS  0.5%
   960    Consolidated Natural Gas Co. ................... 6.250    11/01/11      1,104,164
                                                                               ------------

          NATURAL GAS PIPELINES  0.3%
   670    Gulfterra Energy Partners LP, 144A--Private
          Placement (b)................................... 6.250    06/01/10        671,675
                                                                               ------------

          NONCAPTIVE-CONSUMER FINANCE  0.4%
   935    Newcourt Credit Group, Inc., Ser B.............. 6.875    02/16/05      1,001,985
                                                                               ------------

          OIL FIELD SERVICES  0.1%
   270    Key Energy Services, Inc. ...................... 6.375    05/01/13        275,400
                                                                               ------------

          PAPER  2.7%
 1,005    International Paper Co. ........................ 5.850    10/30/12      1,097,324
   980    International Paper Co., 144A--Private Placement
          (b)............................................. 5.300    04/01/15      1,009,731
   995    MeadWestvaco Corp. (a).......................... 6.850    04/01/12      1,150,519
   405    Owens Brockway Glass Containers, Inc. .......... 8.750    11/15/12        441,450
   505    Owens Brockway Glass Containers, Inc., 144A--
          Private Placement (b)........................... 7.750    05/15/11        536,563
 1,615    Weyerhaeuser Co. (a)............................ 6.750    03/15/12      1,836,425
                                                                               ------------
                                                                                  6,072,012
                                                                               ------------

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          PROPERTY & CASUALTY  1.7%
$2,000    Farmers Exchange Capital, 144A--Private
          Placement (b)................................... 7.050%   07/15/28   $  1,802,498
 1,815    Farmers Insurance Exchange Surplus, 144A--
          Private Placement (b)........................... 8.625    05/01/24      1,774,663
   255    Florida Windstorm Underwriting, 144A--Private
          Placement (b)................................... 7.125    02/25/19        304,262
                                                                               ------------
                                                                                  3,881,423
                                                                               ------------
          RAILROADS  4.1%
 1,000    CSX Corp. ...................................... 6.750    03/15/11      1,166,050
 7,000    Union Pacific Corp. (a)......................... 8.350    05/01/25      8,012,963
                                                                               ------------
                                                                                  9,179,013
                                                                               ------------
          REAL ESTATE INVESTMENT TRUSTS  3.3%
   665    Boston Properties, Inc. ........................ 6.250    01/15/13        729,536
 2,040    EOP Operating LP................................ 7.500    04/19/29      2,357,051
   100    Istar Financial, Inc. .......................... 7.000    03/15/08        104,780
   795    Istar Financial, Inc. .......................... 8.750    08/15/08        870,525
   110    Simon Property Group LP......................... 6.350    08/28/12        122,097
 2,125    Simon Property Group LP (a)..................... 6.375    11/15/07      2,373,100
   835    Vornado Realty.................................. 5.625    06/15/07        896,729
                                                                               ------------
                                                                                  7,453,818
                                                                               ------------
          REFINING  1.0%
 1,200    Amerada Hess Corp. ............................. 7.875    10/01/29      1,465,031
   430    Ashland, Inc. .................................. 7.830    08/15/05        464,595
   250    Vintage Petroleum, Inc. ........................ 7.875    05/15/11        269,375
                                                                               ------------
                                                                                  2,199,001
                                                                               ------------
          RETAIL  3.6%
   270    CVS Corp. ...................................... 3.875    11/01/07        280,125
 1,440    CVS Corp. (a)................................... 5.500    02/15/04      1,476,456
   250    CVS Corp. (a)................................... 5.625    03/15/06        273,992
   500    Federated Department Stores, Inc. .............. 6.300    04/01/09        566,719
 1,500    Federated Department Stores, Inc. .............. 6.625    09/01/08      1,716,285
   545    Gap, Inc. ...................................... 10.550   12/15/08        664,900
   700    Lowe's Cos., Inc. .............................. 6.500    03/15/29        796,471
   490    Lowe's Cos., Inc. .............................. 6.875    02/15/28        576,910
   820    May Department Stores Co. ...................... 5.950    11/01/08        902,582
   700    May Department Stores Co. ...................... 6.700    09/15/28        749,182
                                                                               ------------
                                                                                  8,003,622
                                                                               ------------

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

June 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          SERVICES  1.5%
$  855    Cendant Corp. .................................. 7.125%   03/15/15   $    993,736
 1,170    Cendant Corp. .................................. 7.375    01/15/13      1,380,600
   295    Iron Mountain, Inc. ............................ 6.625    01/01/16        292,050
   562    Iron Mountain, Inc. ............................ 7.750    01/15/15        597,125
                                                                               ------------
                                                                                  3,263,511
                                                                               ------------
          SUPERMARKETS  2.2%
   500    Albertson's, Inc. .............................. 7.450    08/01/29        566,472
   965    Albertson's, Inc. .............................. 7.500    02/15/11      1,129,048
 2,645    Kroger Co. ..................................... 7.500    04/01/31      3,147,137
                                                                               ------------
                                                                                  4,842,657
                                                                               ------------
          TECHNOLOGY  0.9%
   965    Arrow Electronics, Inc. ........................ 6.875    07/01/13        957,424
   220    Arrow Electronics, Inc. ........................ 6.875    06/01/18        213,411
   780    Electronic Data Systems Corp., 144A--Private
          Placement (b)................................... 6.000    08/01/13        762,121
                                                                               ------------
                                                                                  1,932,956
                                                                               ------------
          TELECOMMUNICATIONS  4.7%
   140    AT&T Corp. ..................................... 7.300    11/15/11        160,337
 1,940    AT&T Corp. (a).................................. 8.500    11/15/31      2,207,396
   915    AT&T Wireless Services, Inc. ................... 7.875    03/01/11      1,082,554
   540    AT&T Wireless Services, Inc. ................... 8.750    03/01/31        669,853
   805    British Telecommunications PLC (United
          Kingdom)........................................ 8.875    12/15/30      1,102,565
 2,935    Verizon Communications, Inc. ................... 6.940    04/15/28      3,343,358
 1,035    Verizon Global Funding Corp. ................... 7.750    12/01/30      1,315,903
   590    Verizon New England, Inc. ...................... 6.500    09/15/11        685,936
                                                                               ------------
                                                                                 10,567,902
                                                                               ------------
          TOBACCO  0.1%
   170    Altria Group, Inc. ............................. 7.750    01/15/27        182,719
                                                                               ------------

          TRANSPORTATION SERVICES  0.4%
   820    Hertz Corp. .................................... 7.625    06/01/12        834,205
                                                                               ------------

          TOTAL CORPORATE BONDS  96.6%......................................    216,993,201
                                                                               ------------

          CONVERTIBLE CORPORATE OBLIGATION  0.1%
          TECHNOLOGY  0.1%
   325    Solectron Corp. (Convertible into 3,831 common
          shares) LYON....................................   *      11/20/20        182,000
                                                                               ------------

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003

                                                                          MARKET
DESCRIPTION                                                   SHARES      VALUE
EQUITIES  0.0%
TELECOMMUNICATIONS  0.0%
McLeodUSA, Inc. (Preferred Stock Warrants) (c)..............   970     $        398
McLeodUSA, Inc. (Preferred Stock) (c).......................   438            3,171
                                                                       ------------
TOTAL EQUITIES......................................................          3,569
                                                                       ------------

TOTAL LONG-TERM INVESTMENTS  96.7%
  (Cost $197,959,877)...............................................    217,178,770
                                                                       ------------

SHORT-TERM INVESTMENTS  1.3%
REPURCHASE AGREEMENT  0.9%
Bank of America Securities ($2,183,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 06/30/03,
  to be sold on 07/01/03 at $2,183,067).............................      2,183,000
                                                                       ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.4%
United States Treasury Bill ($250,000 par, yielding 1.216%, 07/17/03
  maturity).........................................................        249,865
United States Treasury Bill ($600,000 par, yielding 1.132%, 09/25/03
  maturity).........................................................        598,381
                                                                       ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS............................        848,246
                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS  1.3%
  (Cost $3,031,246).................................................      3,031,246
                                                                       ------------

TOTAL INVESTMENTS  98.0%
  (Cost $200,991,123)...............................................    220,210,016
OTHER ASSETS IN EXCESS OF LIABILITIES  2.0%.........................      4,490,631
                                                                       ------------

NET ASSETS  100.0%..................................................   $224,700,647
                                                                       ============

See Notes to Financial Statements                                             13

YOUR FUND'S INVESTMENTS

June 30, 2003

*   Zero coupon bond

(a) Asset segregated as collateral for open futures transactions.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Non-income producing security.

LYON--Liquid Yield Option Note

 14                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003

ASSETS:
Total Investments (Cost $200,991,123).......................  $220,210,016
Cash........................................................           422
Receivables:
  Investments Sold..........................................     4,622,841
  Interest..................................................     3,407,086
Other.......................................................        38,574
                                                              ------------
    Total Assets............................................   228,278,939
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,977,782
  Variation Margin on Futures...............................       278,481
  Investment Advisory Fee...................................        90,207
  Affiliates................................................         5,182
Trustees' Deferred Compensation and Retirement Plans........       133,471
Accrued Expenses............................................        93,169
                                                              ------------
    Total Liabilities.......................................     3,578,292
                                                              ------------
NET ASSETS..................................................  $224,700,647
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($224,700,647 divided by
  11,362,465 shares outstanding)............................  $      19.78
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($1.00 par value with 15,000,000 shares
  authorized, 11,362,465 shares issued and outstanding).....  $ 11,362,465
Capital.....................................................   207,602,030
Net Unrealized Appreciation.................................    19,458,599
Accumulated Undistributed Net Investment Income.............      (276,131)
Accumulated Net Realized Loss...............................   (13,446,316)
                                                              ------------
NET ASSETS..................................................  $224,700,647
                                                              ============

See Notes to Financial Statements                                             15

Statement of Operations
For the Year Ended June 30, 2003

INVESTMENT INCOME:
Interest....................................................  $13,938,416
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,048,629
Shareholder Services........................................       90,723
Trustees' Fees and Related Expenses.........................       39,266
Custody.....................................................       25,268
Legal.......................................................       12,890
Other.......................................................      195,949
                                                              -----------
    Total Expenses..........................................    1,412,725
    Less Credits Earned on Cash Balances....................           69
                                                              -----------
    Net Expenses............................................    1,412,656
                                                              -----------
NET INVESTMENT INCOME.......................................  $12,525,760
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(2,621,308)
  Futures...................................................   (3,677,761)
                                                              -----------
Net Realized Loss...........................................   (6,299,069)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      615,636
                                                              -----------
  End of the Period:
    Investments.............................................   19,218,893
    Futures.................................................      239,706
                                                              -----------
                                                               19,458,599
                                                              -----------
Net Unrealized Appreciation During the Period...............   18,842,963
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $12,543,894
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $25,069,654
                                                              ===========

 16                                            See Notes to Financial Statements

Statements of Changes in Net Assets

                                                               YEAR ENDED      YEAR ENDED
                                                              JUNE 30, 2003   JUNE 30, 2002
                                                              -----------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................  $ 12,525,760    $ 14,223,667
Net Realized Loss...........................................    (6,299,069)     (2,592,988)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................    18,842,963      (3,734,449)
                                                              ------------    ------------
Change in Net Assets from Operations........................    25,069,654       7,896,230

Distributions from Net Investment Income....................   (13,747,783)    (15,054,433)
                                                              ------------    ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........    11,321,871      (7,158,203)
NET ASSETS:
Beginning of the Period.....................................   213,378,776     220,536,979
                                                              ------------    ------------
End of the Period (Including accumulated undistributed net
  investment income of ($276,131) and ($599,949),
  respectively).............................................  $224,700,647    $213,378,776
                                                              ============    ============

See Notes to Financial Statements                                             17

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              ----------------------------
                                                               2003     2002 (a)     2001
                                                              ----------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $18.78     $19.41     $18.70
                                                              ------     ------     ------
  Net Investment Income.....................................    1.10       1.26       1.40
  Net Realized and Unrealized Gain/Loss.....................    1.11       (.56)       .68
                                                              ------     ------     ------
Total from Investment Operations............................    2.21        .70       2.08
Distributions from Net Investment Income....................   (1.21)     (1.33)     (1.37)
                                                              ------     ------     ------
NET ASSET VALUE, END OF THE PERIOD..........................  $19.78     $18.78     $19.41
                                                              ======     ======     ======

Common Share Market Price at End of the Period..............  $19.57     $18.50     $19.15
Total Return (b)............................................  12.67%      3.50%     23.10%
Net Assets at End of the Period (In millions)...............  $224.7     $213.4     $220.5
Ratio of Operating Expenses to Average Net Assets...........    .65%       .65%       .68%
Ratio of Convertible Note Expenses to Average Net Assets
  (c).......................................................      --         --         --
Ratio of Net Investment Income to Average Net Assets........   5.79%      6.39%      7.25%
Portfolio Turnover..........................................     57%       107%        88%
Assuming full dilution of debt: (c)
  Net Asset Value, End of the Period........................      --         --         --
  Number of Shares Outstanding, End of the Period (000).....      --         --         --

(a) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.04, increase net realized and unrealized gains and losses per share by $.04 and decrease the ratio of net investment income to average net assets by .24%. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(b) Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share price at the end of the period indicated.

(c) On January 3, 1995, the Fund paid off its outstanding convertible extendible note.

YEAR ENDED JUNE 30,
-----------------------------------------------------------------------
      2000     1999       1998      1997     1996      1995      1994
-----------------------------------------------------------------------
     $19.59   $ 21.16   $  20.26   $19.97   $ 20.41   $ 19.07   $ 21.33
     ------   -------   --------   ------   -------   -------   -------
       1.43      1.41       1.48     1.56      1.54      1.52      1.56
       (.93)    (1.56)       .93      .27      (.44)     1.36     (2.28)
     ------   -------   --------   ------   -------   -------   -------
        .50      (.15)      2.41     1.83      1.10      2.88      (.72)
      (1.39)    (1.42)     (1.51)   (1.54)    (1.54)    (1.54)    (1.54)
     ------   -------   --------   ------   -------   -------   -------
     $18.70   $ 19.59   $  21.16   $20.26   $ 19.97   $ 20.41   $ 19.07
     ======   =======   ========   ======   =======   =======   =======

     $16.75   $17.875   $19.6875   $19.25   $18.125   $19.125   $18.125
      1.88%    -2.45%     10.08%   15.06%     2.61%    14.89%    -5.59%
     $212.4   $ 222.6   $  240.4   $230.2   $ 226.9   $ 231.9   $ 216.6
       .64%      .66%       .65%     .68%      .67%      .68%      .68%
         --        --         --       --        --      .39%      .82%
      7.48%     6.79%      7.04%    7.70%     7.47%     7.92%     7.29%
        71%       10%        27%       8%       11%        8%        2%
         --        --         --       --        --        --   $ 19.07
         --        --         --       --        --        --    12,411

See Notes to Financial Statements                                             19

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Bond Fund (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek interest income while conserving capital through investing in a diversified portfolio consisting primarily of high-quality debt securities.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2003, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At June 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $11,597,056, which will expire between June 30, 2009 and June 30, 2011.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $201,565,836
                                                              ============
Gross tax unrealized appreciation...........................  $ 19,012,901
Gross tax unrealized depreciation...........................      (368,721)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 18,644,180
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2003 and 2002 was as follows:

                                                                 2003           2002
Distributions paid from:
  Ordinary income...........................................  $13,747,783    $15,283,368
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $13,747,783    $15,283,368
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gain/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to expenses which are not deductible for tax purposes totaling $5,773 were reclassified from accumulated undistributed net investment income to capital and $598 relating to the recognition of net realized losses on paydowns of

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

mortgage pool obligations was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to book to tax amortization differences totaling $1,539,470 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of June 30, 2003, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $392,256

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions, gains or losses recognized for tax purposes on open future transactions on June 30, 2003 and post-October losses which may not be recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended June 30, 2003, the Fund's custody fee was reduced by $69 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the year ended June 30, 2003, the Fund recognized expenses of approximately $12,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates cost of such services to each fund. For the year ended June 30, 2003, the Fund recognized expenses of approximately $19,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $118,102,231 and $117,587,531, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended June 30, 2003, were as follows:

                                                              CONTRACTS
Outstanding at June 30, 2002................................      403
Futures Opened..............................................    2,388
Futures Closed..............................................   (2,235)
                                                               ------
Outstanding at June 30, 2003................................      556
                                                               ======

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

    The futures contracts outstanding as of June 30, 2003 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Future, September 2003--
  (Current Notional Value of $117,344 per contract).........     286         $365,198
2-Year U.S. Treasury Note Future, September 2003--
  (Current Notional Value of $216,297 per contract).........      16           11,346
5-Year U.S. Treasury Note Future, September 2003--
  (Current Notional Value of $115,125 per contract).........     179          (67,733)
10-Year U.S. Treasury Note Future, September 2003--
  (Current Notional Value of $117,438 per contract).........      75          (69,105)
                                                                 ---         --------
                                                                 556         $239,706
                                                                 ===         ========

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Van Kampen Bond Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen Bond Fund (the "Fund"), including the portfolio of investments, as of June 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for the periods ended prior to June 30, 2000, were audited by other auditors whose report, dated July 23, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Bond Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
August 6, 2003

DIVIDEND REINVESTMENT PLAN

    The Fund pays distributions in cash, but if you own more than 100 shares in your own name, you may elect to participate in the Fund's dividend reinvestment plan (the "Plan"). Under the Plan, shares will be issued by the Fund at net asset value on a date determined by the Board of Trustees between the record and payable dates on each distribution; however, if the market price including brokerage commissions, is less than the net asset value, the amount of the distribution will be paid to the Plan Agent, which will buy such shares as are available at prices below the net asset value. (If the market price is not significantly less than the net asset value, it is possible that open market purchases of shares may increase the market price so that such price plus brokerage commissions would equal or exceed the net asset value of such shares.) If the Plan Agent cannot buy the necessary shares at less than net asset value before the distribution date, the balance of the distribution will be made in authorized but unissued shares of the Fund at net asset value. The cost per share will be the average cost, including brokerage commissions, of all shares purchased. Since all shares purchased from the Fund are at net asset value, there will be no dilution, and no brokerage commissions are charged on such shares.

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gain distributions does not relieve you of any income tax which may be payable (or required to be withheld) on dividends or distributions.

    You may begin or discontinue participation in the Plan at any time by written notice to the address below. If you withdraw from the Plan, you may rejoin at any time if you own the required 100 shares. Elections and terminations will be effective for distributions declared after receipt. If you withdraw from the Plan, a certificate for the whole shares and a check for the fractional shares, if any, credited to your Plan account will be sent as soon as practicable after receipt of your election to withdraw. Except for brokerage commissions, if any, which are borne by Plan participants, all costs of the Plan are borne by the Fund. The Fund reserves the right to amend or terminate the Plan on 30 days' written notice prior to the record date of the distribution for which such amendment or termination is effective.

    Record stockholders should address all notices, correspondence, questions or other communications about the Plan to:

                      State Street Bank and Trust Company
                               c/o EquiServe LLP
                                 P.O. Box 8200
                             Boston, MA 02266-8200
                                 1-800-821-1238

    If your shares are not held directly in your name, you should contact your brokerage firm, bank or other nominee for more information and to see if your nominee will participate in the Plan on your behalf. If you participate through your broker and choose to move your account to another broker, you will need to re-enroll in the Plan through your new broker.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN BOND FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN(1)
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*(1)
THEODORE A. MYERS
JACK E. NELSON(1)
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND SHAREHOLDER SERVICING AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe LLP
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

 Inquiries about an investor's account should be referred to the Fund's transfer agent

                      State Street Bank and Trust Company
                               c/o EQUISERVE LLP
                                 P.O. Box 43011
                      Providence, Rhode Island 02940-3011
                           Telephone: (800) 821-1238
                               Alaska and Hawaii
                          Call Collect: (781) 575-2000
                    Ask for Closed-End Fund Account Services

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

(1) Appointed to the Board of Trustees effective July 23, 2003.

RESULTS OF
SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Fund was held on June 24, 2003, where shareholders voted on the election of trustees.

With regards to the election of the following trustees by the common shareholders of the Fund:

                                                                      # OF SHARES
                                                             -----------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
Jerry D. Choate............................................  9,360,460             85,048
Rod Dammeyer...............................................  9,359,189             86,319
Linda Hutton Heagy.........................................  9,354,378             91,130
R. Craig Kennedy...........................................  9,361,710             83,798
Wayne W. Whalen............................................  9,254,865            190,643
Suzanne H. Woolsey.........................................  9,357,175             88,333

The other trustees of the Fund whose terms did not expire in 2003 are David C. Arch, Howard J Kerr, Theodore A. Myers, Richard F. Powers, III, Hugo F. Sonnenschein.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             91       Trustee/Director/Managing
Blistex Inc.                               since 1997  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              89       Trustee/Director/Managing
1632 Morning Mountain Road                 since 2003  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (64)          Trustee      Trustee     Prior to January 1999,         89       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (62)             Trustee      Trustee     President of CAC, llc., a      91       Trustee/Director/Managing
CAC, llc.                                  since 1997  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of TeleTech
San Diego, CA 92122-6223                               services. Prior to July                 Holdings Inc.,
                                                       2000, Managing Partner of               Stericycle, Inc.,
                                                       Equity Group Corporate                  TheraSense, Inc., GATX
                                                       Investment (EGI), a                     Corporation, Arris Group,
                                                       company that makes                      Inc. and Trustee of the
                                                       private investments in                  University of Chicago
                                                       other companies.                        Hospitals and Health
                                                                                               Systems. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems Inc.
                                                                                               Prior to February 2001,
                                                                                               Vice Chairman and
                                                                                               Director of Anixter
                                                                                               International, Inc. and
                                                                                               IMC Global Inc. Prior to
                                                                                               July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            89       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      89       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 2003  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (67)            Trustee      Trustee     Prior to 1998, President       91       Trustee/Director/Managing
736 North Western Avenue                   since 1997  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Theodore A. Myers (72)        Trustee      Trustee     Financial consultant.          36       Director of Met Life
350 Washington Avenue                      since 1997  Trustee or Managing                     Investors (formerly known
Glencoe, IL 60022                                      General Partner of other                as COVA Financial Life
                                                       funds in the Closed-End                 Insurance). Prior to
                                                       Fund Complex. Prior to                  1997, Director of McLouth
                                                       1998, Senior Financial                  Steel.
                                                       Advisor (and, prior to
                                                       1997, an Executive Vice
                                                       President, Chief
                                                       Financial Officer and
                                                       Director) of Qualitech
                                                       Steel Corporation, a
                                                       producer of high quality
                                                       engineered steels for
                                                       automotive,
                                                       transportation and
                                                       capital goods industries.
                                                       Prior to 1997, member of
                                                       the Arthur Andersen Chief
                                                       Financial Officers'
                                                       Advisory Committee.

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            89       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (62)     Trustee      Trustee     President Emeritus and         91       Trustee/Director/Managing
1126 E. 59th Street                        since 1997  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey (61)       Trustee      Trustee     Chief Communications           89       Trustee/Director/Managing
2101 Constitution Ave., N.W.               since 2003  Officer of the National                 General Partner of funds
Room 285                                               Academy of                              in the Fund Complex.
Washington, D.C. 20418                                 Sciences/National                       Director of Neurogen
                                                       Research Council, an                    Corporation, a
                                                       independent, federally                  pharmaceutical company,
                                                       chartered policy                        since January 1998.
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001. Director of
                                                       the Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee and  Trustee     President of funds in the      89       Trustee/Director/Managing
1221 Avenue of the Americas   President    since 2003  Fund Complex. Chairman,                 General Partner of funds
New York, NY 10020                                     President, Chief                        in the Fund Complex.
                                                       Executive Officer and
                                                       Director of the Advisers
                                                       and VK Advisors Inc.
                                                       since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           91       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        91       Trustee/Director/Managing
333 West Wacker Drive                      since 1997  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom                          in the Fund Complex.
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                   since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                        December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                 Investments and President and Chief Operations Officer of
                                                                  the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                                  Executive Vice President and Chief Investment Officer of
                                                                  funds in the Fund Complex. Prior to May 2001, Managing
                                                                  Director and Chief Investment Officer of Van Kampen
                                                                  Investments, and Managing Director and President of the
                                                                  Advisers and Van Kampen Advisors Inc. Prior to December
                                                                  2000, Executive Vice President and Chief Investment Officer
                                                                  of Van Kampen Investments, and President and Chief Operating
                                                                  Officer of the Advisers. Prior to April 2000, Executive Vice
                                                                  President and Chief Investment Officer for Equity
                                                                  Investments of the Advisers. Prior to October 1998, Vice
                                                                  President and Senior Portfolio Manager with AIM Capital
                                                                  Management, Inc. Prior to February 1998, Senior Vice
                                                                  President and Portfolio Manager of Van Kampen American
                                                                  Capital Asset Management, Inc., Van Kampen American Capital
                                                                  Investment Advisory Corp. and Van Kampen American Capital
                                                                  Management, Inc.

Stefanie V. Chang (36)       Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                           since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                  Director of Morgan Stanley Trust for over 5 years. Executive
                                                                  Vice President and Chief Investment Officer of funds in the
                                                                  Fund Complex. Managing Director and Chief Investment Officer
                                                                  of Van Kampen Investments, the Advisers and Van Kampen
                                                                  Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President           Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                      since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                     Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                        the Fixed Income Department of the Advisers and Van Kampen
                                                                  Advisors Inc. Prior to December 2000, Senior Vice President
                                                                  of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                                  2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                                  President of the government securities bond group for Asset
                                                                  Management.

                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                             Officer                              and Managing Director of Morgan Stanley Investment
                                                                  Management Inc. Managing Director of Morgan Stanley.
                                                                  Managing Director and Director of Morgan Stanley Investment
                                                                  Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                  Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                  President of the Morgan Stanley Funds.

A. Thomas Smith III (46)     Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary                since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                                Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                  Investor Services and certain other subsidiaries of Van
                                                                  Kampen Investments. Managing Director and General
                                                                  Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                                  Inc. Vice President and Secretary of funds in the Fund
                                                                  Complex. Prior to July 2001, Managing Director, General
                                                                  Counsel, Secretary and Director of Van Kampen Investments,
                                                                  the Advisers, the Distributor, Investor Services, and
                                                                  certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                                  Secretary and Director of Van Kampen Investments, the
                                                                  Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                  Investor Services and certain other subsidiaries of Van
                                                                  Kampen Investments. Prior to January 1999, Vice President
                                                                  and Associate General Counsel to New York Life Insurance
                                                                  Company ("New York Life"), and prior to March 1997,
                                                                  Associate General Counsel of New York Life. Prior to
                                                                  December 1993, Assistant General Counsel of The Dreyfus
                                                                  Corporation. Prior to August 1991, Senior Associate, Willkie
                                                                  Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                                  the Securities and Exchange Commission, Division of
                                                                  Investment Management, Office of Chief Counsel.

John L. Sullivan (47)        Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Financial Officer and    since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                        Chief Financial Officer and Treasurer of funds in the Fund
                                                                  Complex. Head of Fund Accounting for Morgan Stanley
                                                                  Investment Management. Prior to December 2002, Executive
                                                                  Director of Van Kampen Investments, the Advisers and Van
                                                                  Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VBF ANR 8/03 11610H03-AS-8/03

Item 2.  Code of Ethics.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 3.  Audit Committee Financial Expert.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 4.  Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics - Applicable only for reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Bond Fund
            ----------------------------------------------------------------

By:  /s/ Ronald E. Robison
   -------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    ------------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003